Debt - Summary of Debt - Senior Secured Credit Facility - Outstanding borrowings (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020		$ 9,000
2021		9,000
2022		9,000
2023		9,000
2024		74,000
Thereafter		1,555,000
Total debt outstanding	$ 1,956,850	1,665,000	$ 2,028,993
Less: capitalized debt issuance costs and original issue discount		(27,389)
Total debt outstanding as of December 31, 2019		$ 1,637,611